Annual Total Returns- SP 500 Pure Value Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP 500 Pure Value Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.20%)	21.26%	44.27%	10.03%	(10.23%)	16.50%	15.08%	(13.98%)	22.33%	(10.98%)